LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED APRIL 1, 2011

TO STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

The following is hereby added to the list of recipients with which the Fund has ongoing arrangements to provide portfolio holdings information, as appears in the section of the Statement of Additional Information titled “Disclosure of Portfolio Holdings”:

Recipient	Frequency	Delay before dissemination
The Northern Trust Company	Daily	None

SCHEDULE A

Fund Name	Date of Statement of Additional Information

LEGG MASON PARTNERS EQUITY TRUST
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011
Legg Mason Permal Tactical Allocation Fund	April 30, 2010
Legg Mason Target Retirement 2015	May 31, 2010
Legg Mason Target Retirement 2020	May 31, 2010
Legg Mason Target Retirement 2025	May 31, 2010
Legg Mason Target Retirement 2030	May 31, 2010
Legg Mason Target Retirement 2035	May 31, 2010
Legg Mason Target Retirement 2040	May 31, 2010
Legg Mason Target Retirement 2045	May 31, 2010
Legg Mason Target Retirement 2050	May 31, 2010
Legg Mason Target Retirement Fund	May 31, 2010
Legg Mason Lifestyle Allocation 100%	May 31, 2010
Legg Mason Lifestyle Allocation 85%	May 31, 2010
Legg Mason Lifestyle Allocation 70%	May 31, 2010
Legg Mason Lifestyle Allocation 50%	May 31, 2010
Legg Mason Lifestyle Allocation 30%	May 31, 2010

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Variable Lifestyle Allocation 85%	April 30, 2010
Legg Mason Variable Lifestyle Allocation 70%	April 30, 2010
Legg Mason Variable Lifestyle Allocation 50%	April 30, 2010

LMFX013162